Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
Summary of short-term investments

	December 31, 2020	December 31, 2021

	RMB in thousands

Financial products	2,866,643	13,583,580
Investments in publicly traded companies	434,609	1,426,946
Money market funds	55,937	50,196

Total	3,357,189	15,060,722